Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Schedule of Inventories

As at December 31,	2017	2016

Product
Refining and Marketing	894	1,006
Oil Sands	414	156
Deep Basin	2	-
Conventional	2	20
Parts and Supplies	77	55
	1,389	1,237